Prepayments and other current assets - Summary of Prepayments and other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepayments and other current assets
VAT recoverable and refund	$ 57,828	$ 62,620
Prepayments to vendors (Note a)	33,997	18,848
Deferred charges	2,724	3,808
Deposits	2,145	2,150
Others (Note b, c)	3,013	3,448
Total	$ 99,707	$ 90,874